Impairment Testing of Goodwill	12 Months Ended
Dec. 31, 2021
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Impairment Testing of Goodwill
11.	IMPAIRMENT TESTING OF GOODWILL
For impairment testing purposes, goodwill acquired through business combinations is allocated to the Nordics and Electromaps/Software CGUs. These have been considered as different cash-generating units as:

•	they generate cash flows in a country with insignificant presence of the Group, and from activities not previously performed, respectively, and

•	because they are monitored independently from the rest.
The carrying amount of the goodwill at 31 December is as follows:

(In Euros)	Nordics	Electromaps/ Software	Total
2020

Goodwill	2,697,292	3,578,748	6,276,040

2021

Goodwill	2,689,461	3,456,841	6,146,302

The Group performed its annual impairment testing on 31 December 2021.
Nordics
Nordics is the cash-generating unit focused on the development of the electric charger market for the Group in Scandinavia, taking advantage of the customer base and know-how
as the installation provider of Intelligent Solutions. The recoverable amount of the Nordics CGU has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period.
The projected cash flows have been built to reflect the increasing demand for EV chargers and associated services in this region. The pre-tax
discount rate applied to cash flow projections is 10% and cash flows beyond the five-year period are extrapolated using a 1.5% growth rate that is slightly below the long-term average growth rate for consolidated European economies (2%). As a result of this analysis, no impairment has been recognized, as there is sufficient headroom available.
Key assumptions used in value in use calculations and sensitivity to changes in assumptions for this unit are:

•	Discount rates:
Discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates.

The discount rate calculation is based on the specific circumstances of the Group and its CGUs and is derived from its weighted average cost of capital (WACC). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group is obliged to service.
Business-specific risk is incorporated by applying individual beta factors. The beta factors have been evaluated annually based on publicly available market data.
Alpha factor adjustments to the discount rate are made to consider unit specific factors such as the size, liquidity, market, and others, in order to reflect a pre-tax
discount rate.
A rise in the unit’s
pre-tax
discount rate to 12% (i.e., +2%) would not result in impairment either, given the existing headroom.

•	Growth rates used to extrapolate cash flows beyond the forecast period:
Potential growth rates in this business could be higher than that used in the impairment test, but it has been considered prudent to use a rate slightly below the long-term average growth rate for consolidated European economies (2%), given that significant market gross margins have already been considered. A reduction of this rate to 0.75% would not mean in an impairment either, given the existing headroom.
Electromaps/Software
Electromaps/Software is the cash-generating unit focused on the development and sale of software for the electric chargers. The recoverable amount of the Electromaps/Software CGU has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period.
The projected cash flows have been built to reflect increased demand for the software and services associated with EV sales. The pre-tax
discount rate applied to the cash flow projections is 9.04%. and cash flows beyond the five-year period are extrapolated using a 1.5% growth rate that is slightly below the long-term average growth rate for consolidated European economies (2%). As a result of this analysis, no impairment has been recognized, as there is sufficient headroom available.
Key assumptions used in value in use calculations and sensitivity to changes in assumptions for this unit are:

•	Number of future users and market share during the forecast period:
The number of future users in this CGUs is increasing fast and the unit has high Market share in the Spanish market. Even a slight reduction of the market share could be easily compensated for the increase in the number of users that will take place in this market.

•	Gross margins:
Gross margins are based on average values achieved in the last quarters preceding the beginning of the budget period and based on peers in the software business. The gross margins for this CGU are currently around 70% and are expected to grow in the future to reach approximately 75%. Remote reductions of up to 26% in the gross margin in the long term would allow the present value of the net assets to be recovered.

•	Discount rates:
Discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates.

The discount rate calculation is based on the specific circumstances of the Group and its CGUs and is derived from its weighted average cost of capital (WACC). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the Group is obliged to service.
Business-specific risk is incorporated by applying individual beta factors. The beta factors have been evaluated based on publicly available market data.
Alpha factor adjustments to the discount rate are made to consider unit specific factors such as the size, liquidity, market, and others, in order to reflect a pre-tax
discount rate.
A rise in the unit’s
pre-tax
discount rate to 11.04% (i.e., +2%) would not result in an impairment either, given the existing significant headroom.

•	Growth rates used to extrapolate cash flows beyond the forecast period:
Potential growth rates in this business could be higher than that used in the impairment test, but it has been considered prudent to use a rate slightly below the long-term average growth rate for consolidated European economies (2%), given that significant market gross margins have already been considered. A reduction of this rate to 0.75% would not mean in an impairment either given the existing sufficient headroom.